Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 99.9%	Shares	Value
Aerospace & defense - 2.4%
Aerojet Rocketdyne Holdings, Inc.*	233,525	$9,632,906
BWX Technologies, Inc.	200,025	10,905,363
Hexcel Corp.	346,575	12,927,248
Huntington Ingalls Industries, Inc.	40,475	7,030,912
L3Harris Technologies, Inc.	85,367	14,369,827
Textron, Inc.	223,409	7,805,911
Airlines - 1.7%
Alaska Air Group, Inc.	455,725	15,695,169
Delta Air Lines, Inc.	268,875	6,713,809
JetBlue Airways Corp.*	2,202,450	22,773,333
Auto components - 1.6%
Lear Corp.	385,675	42,570,807
Automobiles - 1.0%
Thor Industries, Inc.	236,000	26,901,640
Banks - 2.4%
Citizens Financial Group, Inc.	886,550	21,995,305
SVB Financial Group*	137,300	30,792,271
Synovus Financial Corp.	591,025	11,909,154
Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc.*	206,775	24,773,713
Neurocrine Biosciences, Inc.*	175,400	21,111,144
Building products - 1.4%
Masco Corp.	110,300	6,304,748
Owens Corning	505,550	30,570,609
Capital markets - 1.6%
Evercore, Inc., Class A	468,500	25,908,050
MarketAxess Holdings, Inc.	15,525	8,021,767
Moody's Corp.	27,825	7,827,173
Chemicals - 1.6%
Albemarle Corp.	149,575	12,333,954
CF Industries Holdings, Inc.	128,181	4,015,911
Huntsman Corp.	1,094,950	20,256,575
Westlake Chemical Corp.	93,525	5,097,113
Commercial services & supplies - 0.7%
Copart, Inc.*	161,800	15,087,850
IAA, Inc.*	51,850	2,247,697
Communications equipment - 1.6%
Arista Networks, Inc.*	45,325	11,774,075
Lumentum Holdings, Inc.*	310,125	28,788,904
Motorola Solutions, Inc.	14,800	2,069,040

Construction materials - 2.4%
Eagle Materials, Inc.	359,825	28,868,760
Martin Marietta Materials, Inc.	80,873	16,755,268
Vulcan Materials Co.	150,525	17,674,645
Consumer finance - 1.3%
Ally Financial, Inc.	1,504,750	30,245,475
LendingTree, Inc.*(a)	16,225	5,618,555
Diversified financial services - 0.5%
Voya Financial, Inc.	296,112	14,627,933
Electric utilities - 1.1%
Evergy, Inc.	276,400	17,919,012
Portland General Electric Co.	280,708	12,387,644
Electrical equipment - 0.9%
Generac Holdings, Inc.*	157,025	24,743,999
Electronic equipment, instruments & components - 1.2%
Keysight Technologies, Inc.*	118,425	11,829,473
Zebra Technologies Corp., Class A*	69,925	19,631,444
Energy equipment & services - 0.9%
Baker Hughes Co.	1,502,600	23,275,274
Entertainment - 3.5%
Live Nation Entertainment, Inc.*	107,225	5,019,202
Roku, Inc.*	172,100	26,656,569
Spotify Technology S.A.*	75,575	19,484,747
Take-Two Interactive Software, Inc.*	51,700	8,479,834
Zynga, Inc., Class A*	3,297,600	32,415,408
Equity real estate investment trusts (REITs) - 5.3%
Agree Realty Corp.	173,900	11,646,083
Americold Realty Trust	468,200	18,891,870
Cousins Properties, Inc.	189,872	5,832,868
Healthcare Realty Trust, Inc.	480,675	14,083,777
Host Hotels & Resorts, Inc.	1,800,884	19,413,530
Lamar Advertising Co., Class A	126,175	8,293,483
Mid-America Apartment Communities, Inc.	359,275	42,821,987
Prologis, Inc.	195,125	20,570,077
Food & staples retailing - 0.6%
Casey's General Stores, Inc.	106,256	16,914,893
Food products - 1.2%
Darling Ingredients, Inc.*	491,221	13,719,802
Lamb Weston Holdings, Inc.	191,900	11,529,352
Tyson Foods, Inc., Class A	129,282	7,944,379
Gas utilities - 1.8%
Atmos Energy Corp.	226,849	24,043,725
ONE Gas, Inc.	300,441	22,743,384

Health care equipment & supplies - 4.6%
ABIOMED, Inc.*	77,550	23,260,347
Align Technology, Inc.*	18,075	5,310,796
DexCom, Inc.*	13,100	5,705,574
Edwards Lifesciences Corp.*	222,875	17,475,629
IDEXX Laboratories, Inc.*	14,950	5,946,363
Insulet Corp.*	84,300	17,143,248
Masimo Corp.*	54,500	11,996,540
NuVasive, Inc.*	177,950	10,168,063
Tandem Diabetes Care, Inc.*	77,350	8,079,981
Teleflex, Inc.	46,350	17,293,185
Health care providers & services - 1.6%
Centene Corp.*	157,475	10,275,244
Henry Schein, Inc.*	121,225	8,331,794
Humana, Inc.	20,945	8,219,865
Molina Healthcare, Inc.*	19,172	3,541,069
Universal Health Services, Inc., Class B	118,100	12,979,190
Health care technology - 1.3%
Omnicell, Inc.*	117,400	8,252,046
Teladoc Health, Inc.*	79,475	18,885,644
Veeva Systems, Inc., Class A*	25,450	6,733,307
Hotels, restaurants & leisure - 4.4%
Carnival Corp.(a)	1,054,075	14,630,561
Chipotle Mexican Grill, Inc.*	11,706	13,522,303
Darden Restaurants, Inc.	209,400	15,893,460
Las Vegas Sands Corp.	93,475	4,079,249
Royal Caribbean Cruises Ltd.	797,325	38,837,701
Texas Roadhouse, Inc.	243,100	13,659,789
Vail Resorts, Inc.	79,850	15,333,595
Household durables - 3.4%
D.R. Horton, Inc.	675,250	44,674,540
Garmin Ltd.	133,425	13,154,371
PulteGroup, Inc.	775,450	33,809,620
Household products - 0.6%
The Clorox Co.	70,600	16,697,606
Industrial conglomerates - 0.2%
Carlisle Cos, Inc.	53,225	6,338,033
Insurance - 4.1%
Arch Capital Group Ltd.*	275,825	8,481,619
Brown & Brown, Inc.	531,375	24,161,621
Everest Re Group Ltd.	46,450	10,162,796
Lincoln National Corp.	537,104	20,017,866
Marsh & McLennan Cos, Inc.	150,850	17,589,110
The Hanover Insurance Group, Inc.	13,000	1,324,440
The Hartford Financial Services Group, Inc.	286,650	12,131,028
W.R. Berkley Corp.	117,475	7,254,081
White Mountains Insurance Group Ltd.	9,675	8,515,258

Interactive media & services - 0.9%
IAC/InterActiveCorp*	44,275	5,862,895
Match Group, Inc.*	134,337	13,796,449
Twitter, Inc.*	121,175	4,410,770
Internet & direct marketing retail - 1.8%
Booking Holdings, Inc.*	11,425	18,989,835
eBay, Inc.	354,600	19,602,288
Expedia Group, Inc.	117,892	9,550,431
IT services - 1.6%
Black Knight, Inc.*	104,275	7,812,283
DXC Technology Co.	782,350	14,011,888
Euronet Worldwide, Inc.*	76,875	7,390,763
Paychex, Inc.	198,475	14,274,322
Leisure products - 0.9%
Brunswick Corp.	343,500	23,007,630
Machinery - 2.3%
AGCO Corp.	160,225	10,515,567
Allison Transmission Holdings, Inc.	140,575	5,251,882
Pentair PLC	310,525	13,305,996
The Timken Co.	270,125	12,333,907
Xylem, Inc.	254,504	18,573,702
Metals & mining - 2.5%
Agnico Eagle Mines Ltd.	258,450	20,544,190
Hecla Mining Co.	2,056,250	11,350,500
Kirkland Lake Gold Ltd.(a)	491,146	26,816,572
Newmont Corp.	118,725	8,215,770
Mortgage real estate investment trusts (REITs) - 0.6%
AGNC Investment Corp.	1,189,950	16,183,320
Multiline retail - 0.6%
Dollar General Corp.	83,575	15,912,680
Multi-utilities - 1.9%
CenterPoint Energy, Inc.	1,209,275	22,988,318
CMS Energy Corp.	249,225	15,995,260
WEC Energy Group, Inc.	125,550	11,959,893
Oil, gas & consumable fuels - 1.8%
Cabot Oil & Gas Corp.	314,100	5,873,670
EOG Resources, Inc.	279,299	13,085,158
Marathon Petroleum Corp.	785,125	29,991,775
Pharmaceuticals - 2.2%
Horizon Therapeutics PLC*	971,400	59,439,966
Professional services - 2.8%
CoStar Group, Inc.*	16,425	13,957,308
FTI Consulting, Inc.*	175,525	20,964,706
IHS Markit Ltd.	132,000	10,656,360
Robert Half International, Inc.	435,825	22,170,418
Verisk Analytics, Inc.	29,575	5,581,098

Road & rail - 2.5%
AMERCO	34,875	11,080,834
Kansas City Southern	169,525	29,132,871
Knight-Swift Transportation Holdings, Inc.	512,200	22,275,578
Old Dominion Freight Line, Inc.	15,137	2,767,346
Semiconductors & semiconductor equipment - 6.6%
Advanced Micro Devices, Inc.*	271,450	21,018,373
Analog Devices, Inc.	75,575	8,679,789
KLA Corp.	108,300	21,641,589
Lam Research Corp.	30,650	11,559,954
Marvell Technology Group Ltd.	343,400	12,523,798
Monolithic Power Systems, Inc.	56,950	15,092,319
NXP Semiconductors N.V.	57,525	6,760,913
ON Semiconductor Corp.*	413,625	8,520,675
Skyworks Solutions, Inc.	235,275	34,251,335
SolarEdge Technologies, Inc.*	75,825	13,276,958
Universal Display Corp.	61,000	10,641,450
Xilinx, Inc.	96,600	10,370,010
Software - 5.1%
Crowdstrike Holdings, Inc., Class A*	374,450	42,387,740
DocuSign, Inc.*	67,425	14,619,763
NortonLifeLock, Inc.	251,875	5,402,719
Proofpoint, Inc.*	25,609	2,962,193
ServiceNow, Inc.*	17,537	7,702,250
Splunk, Inc.*	95,050	19,943,391
The Trade Desk, Inc., Class A*	15,725	7,097,007
Workday, Inc., Class A*	56,875	10,289,825
Zoom Video Communications, Inc., Class A*	63,350	16,085,199
Zscaler, Inc.*	61,125	7,937,081
Specialty retail - 3.2%
American Eagle Outfitters, Inc.	1,172,250	11,722,500
Best Buy Co., Inc.	163,825	16,315,332
Floor & Decor Holdings, Inc., Class A*	724,600	47,751,140
O'Reilly Automotive, Inc.*	4,275	2,040,799
Tractor Supply Co.	56,000	7,993,440
Technology hardware, storage & peripherals - 1.2%
Pure Storage, Inc., Class A*	1,770,525	31,621,577
Textiles, apparel & luxury goods - 0.5%
Lululemon Athletica, Inc.*	37,900	12,339,861
Trading companies & distributors - 2.3%
United Rentals, Inc.*	146,650	22,785,010
W.W. Grainger, Inc.	109,239	37,308,396
Total common stocks (cost $2,086,898,333)		2,656,437,547

MONEY MARKET FUNDS - 1.2%
First American Government Obligations Fund - Class X, 0.08%#	33,236,481	33,236,481
Total money market funds (cost $33,236,481)		33,236,481
Total investment portfolio (cost $2,120,134,814) - 101.1%		2,689,674,028
Liabilities in excess of other assets - (1.1)%		(28,903,620)
Total net assets - 100.0%		$2,660,770,408

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $32,765,889 or 1.2% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.